Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events
Subsequent Events

29 Subsequent Events

A decision had been made regarding the UMCU case against Centogene. Refer to paragraph 28 Contingent Liabilities further details.

On February 27, 2024, we received a notification from Nasdaq’s Listing Department notifying the Company of the determination of Nasdaq to delist the Company’s securities from The Nasdaq Global Market due to non-compliance with the MVPHS requirement, subject to our right to a hearing with the Nasdaq Listing Panel. On March 27, 2024, we also received a deficiency notice with respect to the minimum bid price requirement set forth in Rule 5450(a)(1) of the Nasdaq Listing Rules. On April 30, 2024, we had a hearing regarding the delisting notice and presented a plan of compliance with respect to the MVPHS requirement consisting of the achievement of specific milestones related to our strategic alternative review process; specifically, progress with respect to a definitive binding agreement to sell the Company. We are waiting to receive a decision, which is expected to be delivered at the end of May 2024.

On April 29, 2024, the Company and Evotec SE entered into a second amendment to the collaboration agreement, whereby the Company granted Evotec a non-exclusive license to use Program IP until March 31, 2025, in which Centogene will receive an up-front fee. The Company also granted Evotec an option right until March 31, 2025, to enter into a license agreement acquiring Centogene’s share of the IP generated throughout the collaboration. Should Evotec execute on a global license, Centogene would receive an up-front fee, milestone payments, as well as additional royalties.

On May 12, 2024, the Company and PIC entered into a Second Amendment (the “Second Loan Amendment”) to the Convertible Loan Agreement, dated October 26, 2023, between the Company and PIC (as amended) to, among other provisions, bifurcate the existing conversion feature of the loan such that (i) an aggregate principal amount of USD 15.0 million plus related conversion fees (the “First Amount”), shall convert on the earlier of April 1, 2025 or the date that is ten (10) days following the receipt by the Company and PIC of approval by the Committee on Foreign Investment in the United States (CFIUS) of the issuance of the Company’s common shares upon conversion of the loan (“CFIUS Clearance”); and (ii) the remaining aggregate principal amount of USD 15.0 million plus all accrued and unpaid interest and related conversion fees (the “Second Amount”) shall convert on the second anniversary of the First Conversion. The Second Loan Amendment also adjusted the conversion price of the First Amount from $2.20 to $0.79 per common share (the “First Conversion”). The Second Amount shall continue to convert at the existing conversion price of $2.20 per common share (the “Second Conversion”). The Second Loan Amendment provides that in no event shall the number of Company common shares issued pursuant to any loan conversion pursuant to the Convertible Loan Agreement result in PIC holding in excess of 49% of the outstanding common shares of the Company, and the conversion price applicable to the Second Amount shall be increased to the extent required to ensure compliance with the foregoing.

On May 12, 2024, the Company completed an account receivables sale (the “PIC AR Sale”) with PIC. The terms of the PIC AR Sale are set forth in the KSA Receivables Transfer Agreement, which became effective as of May 12, 2024 (the “KSA

Receivables Transfer Agreement”), and the accompanying Variation Agreement (the “KSA Receivables Variation Agreement,” and together with the KSA Receivables Transfer Agreement, the “Receivables Agreement”) between the Company, and PIC dated as of May 12, 2024. Pursuant to the Receivables Agreement, PIC agreed to purchase rights to certain of Centogene’s accounts receivable in the KSA (each, a “KSA Receivable”) for an aggregate purchase price of USD 15.0 million (EUR 13.9 million) (the “AR Purchase Price”). The AR Purchase Price is payable by PIC in three similar tranches of USD 5.0 million (each, a “Tranche Payment”), with the first Tranche Payment having been paid on May 13, 2024 and the remaining two Tranche Payments to be paid on or about May 31, 2024 and June 30, 2024 (or, in each case, such other date agreed upon by the parties), subject to the satisfaction by the Company of certain conditions precedent set forth in the Receivables Agreement including achievement of business plan targets.

On May 12, 2024, the Company and PIC entered into a share purchase agreement (the “Share Purchase Agreement”) pursuant to which the Company agreed to sell to PIC 16,000 shares in the capital of Genomics Innovation Company Limited, (the “JV”), representing 16% of the JV’s total outstanding shares, for an aggregate purchase price of SAR 20.0 million (EUR 4.9 million) (the “Share Purchase Consideration”). The Company has retained a 4% equity position in the JV. Under the terms of the Share Purchase Agreement, during the 24-month period following the six-month anniversary of the closing date of the share purchase, the Company shall have an option to purchase a number of shares in the JV equal to 16% of the aggregate number of shares outstanding at the time of exercise of such option (the “Call Option Shares”).

On May 12, 2024, the Company and the JV entered into a variation agreement (the “Consultancy Variation Agreement”) to the Consultancy Agreement (the “Consultancy Agreement”) between the Company and the JV, which was entered into on November 27, 2023, in connection with the formation of the JV. Pursuant to the Consultancy Variation Agreement, the first operational milestone fee payable to the Company under the Consultancy Agreement was reduced from SAR 20.0 million to SAR 10.0 million.

Also, on May 12, 2024, the Company and the JV entered into a variation agreement (the “IP License Variation Agreement”) to the Technology Transfer and Intellectual Property License Agreement (the “IP License Agreement”) between the Company and the JV, which was entered into on November 27, 2023, in connection with the formation of the JV. Pursuant to the IP License Variation Agreement, among other things, certain royalty fees payable to the Company were reduced from 2.5% of the JV’s net revenue to 1% of the JV’s net revenue.

On May 12, 2024, the Company and Oxford entered into a limited waiver, consent and fourth amendment (the “Fourth Amendment”) to the existing Loan and Security Agreement dated January 31, 2022 (as amended from time to time, the “Loan and Security Agreement”). Pursuant to the Fourth Amendment, Oxford (a) consented to permit the Share Purchase Agreement, the Consultancy Variation Agreement, the IP License Variation Agreement, the Second Loan Amendment (together with the previously disclosed amendment to the Convertible Loan Agreement dated April 23, 2024), the KSA Receivables Transfer Agreement (as amended by the KSA Receivables Variation Agreement) and the Registration Rights Amendment and the transactions contemplated by the foregoing and (b) agreed to waive events of default under the Loan and Security Agreement with respect to the Company’s delayed 20-F filing and alleged actions taken by the Company in connection with the negotiation on certain of the mentioned transactions.

Additionally, the Fourth Amendment provides that the Loan and Security Agreement shall be amended to (a) extend the period of time in which the Company has to deliver its audited consolidated financial statements for its fiscal year ended December 31, 2023, (b) remove a delisting of the Company’s common shares from Nasdaq as an event of default and (c) include additional covenants requiring the Company to (i) engage a financial consultancy firm and chief restructuring/transformation officer, and (ii) achieve certain near-term milestones with respect to the Company’s announced pursuit of strategic alternatives.

On May 12, 2024, the Company and Oxford entered into a success fee agreement (the “Success Fee Agreement”). The Success Fee Agreement provides that, upon a trigger event, the Company shall pay Oxford a fee for each term loan advanced by the lenders under the Loan and Security Agreement, which shall be equal to 2% multiplied by the original principal amount of such term loan. The trigger events under the Success Fee Agreement, include, but are not limited to, the Company’s market capitalization exceeding USD 125.0 million for ten consecutive trading days or the Company consummating a change of control transaction or series of related transactions.

On May 12, 2024, the Company and PIC entered into an amendment (the “Registration Rights Amendment”) to the Second Registration Rights Agreement (the “Registration Rights Agreement”) dated October 26, 2023. Pursuant to the Registration Rights

Amendment, the Company shall not be required to file a registration statement usable for the resale or other transfer of the Company’s common shares to be issued upon conversion of the loan pursuant to the Convertible Loan Agreement until the date that is fifteen (15) days following the receipt of CFIUS Clearance (the “Registration Statement Effectiveness Deadline Date”). Additionally, if at the time of receipt of CFIUS Clearance the Company is not required to file reports under Section 13 or Section 15(d) of the Securities Exchange Act of 1934, then the Registration Statement Effectiveness Deadline Date shall be fifteen (15) days following the date on which the Company becomes required to file such reports.

These consolidated financial statements were approved by management on May 15, 2024.